Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Goodwill Impairment and Other Special Charges by Operating Segment (Textual) [Abstract]
Restructuring, goodwill impairment and other special charges (credits), net	$ 0		$ 0	$ (11)	$ 0
Restructuring and other special charges		11
Restructuring accruals recorded in accrued expenses	$ 78			$ 78		$ 89